AB Global Real Estate Investment Fund

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Real Estate – 94.3%
Diversified Real Estate Activities – 8.1%
Mitsubishi Estate Co., Ltd.	58,100	$1,011,069
Mitsui Fudosan Co., Ltd.	149,500	3,400,023
New World Development Co., Ltd.	257,250	1,308,372
Sumitomo Realty & Development Co., Ltd.	19,100	662,714
Sun Hung Kai Properties Ltd.	151,000	2,450,951
UOL Group Ltd.	109,500	603,029

		9,436,158

Diversified REITs – 8.4%
Alexander & Baldwin, Inc.	32,530	568,299
Armada Hoffler Properties, Inc.	48,705	628,782
Broadstone Net Lease, Inc. - Class A(a)	24,710	447,004
Cofinimmo SA	3,078	476,475
Daiwa House REIT Investment Corp.	207	544,671
Essential Properties Realty Trust, Inc.	48,110	1,116,152
Fibra Uno Administracion SA de CV	190,800	216,692
Hulic Reit, Inc.	577	915,220
ICADE	7,720	569,930
Land Securities Group PLC	95,090	881,832
Merlin Properties Socimi SA	108,060	1,116,880
Nomura Real Estate Master Fund, Inc.	441	663,884
Stockland	522,920	1,670,828

		9,816,649

Health Care REITs – 7.9%
Assura PLC	924,680	958,369
Medical Properties Trust, Inc.	91,510	1,975,701
Omega Healthcare Investors, Inc.	45,870	1,703,612
Physicians Realty Trust	75,509	1,283,653
Welltower, Inc.	48,810	3,314,199

		9,235,534

Hotel & Resort REITs – 2.8%
Apple Hospitality REIT, Inc.	44,580	635,265
Japan Hotel REIT Investment Corp.	460	288,103
Park Hotels & Resorts, Inc.	55,650	1,210,387
RLJ Lodging Trust	72,090	1,131,813

		3,265,568

Industrial REITs – 12.6%
Americold Realty Trust	48,064	1,684,163
Ascendas Real Estate Investment Trust	274,000	599,296
Dream Industrial Real Estate Investment Trust	54,937	556,018
GLP J-Reit	520	842,727
Industrial & Infrastructure Fund Investment Corp.	357	615,612
Mitsui Fudosan Logistics Park, Inc.	123	598,940
Plymouth Industrial REIT, Inc.	16,993	253,536
Prologis, Inc.	53,070	5,257,645
Rexford Industrial Realty, Inc.	26,000	1,240,720
Segro PLC	134,826	1,711,552
STAG Industrial, Inc.	40,190	1,267,994

		14,628,203

Company	Shares	U.S. $ Value

Office REITs – 9.7%
Alexandria Real Estate Equities, Inc.	13,980	$2,232,466
Allied Properties Real Estate Investment Trust	24,440	736,695
alstria office REIT-AG	33,890	563,464
Boston Properties, Inc.	16,330	1,618,793
Cousins Properties, Inc.	37,065	1,243,160
Covivio	5,520	463,630
Daiwa Office Investment Corp.	132	907,105
Japan Prime Realty Investment Corp.	209	757,797
Japan Real Estate Investment Corp.	114	696,807
Kilroy Realty Corp.	19,550	1,240,643
Nippon Building Fund, Inc.	97	594,259
True North Commercial Real Estate Investment Trust	53,076	268,174

		11,322,993

Real Estate Development – 1.7%
CIFI Holdings Group Co., Ltd.	542,000	513,283
CK Asset Holdings Ltd.	123,500	725,881
Instone Real Estate Group AG(b) (c)	28,165	779,449

		2,018,613

Real Estate Operating Companies – 9.8%
ADLER Group SA(b) (c)	40,320	1,143,230
Aroundtown SA	142,270	1,034,524
CA Immobilien Anlagen AG	22,011	943,909
Deutsche Wohnen SE	52,110	2,449,320
Fastighets AB Balder - Class B(c)	18,500	884,117
Grainger PLC	200,040	749,433
Kojamo Oyj	30,200	580,054
LEG Immobilien AG	9,330	1,272,954
Samhallsbyggnadsbolaget i Norden AB(a)	265,290	828,189
Shurgard Self Storage SA	6,008	282,709
Swire Properties Ltd.	221,800	713,426
Wharf Real Estate Investment Co., Ltd.	82,000	490,313

		11,372,178

Residential REITs – 14.3%
American Campus Communities, Inc.	30,940	1,267,302
American Homes 4 Rent - Class A	52,720	1,641,701
Bluerock Residential Growth REIT, Inc.	23,820	255,350
Daiwa Securities Living Investments Corp.	647	633,081
Equity Residential	4,320	282,571
Essex Property Trust, Inc.	9,070	2,310,945
Independence Realty Trust, Inc.	83,823	1,176,875
Invitation Homes, Inc.	53,450	1,557,533
Killam Apartment Real Estate Investment Trust	89,420	1,261,970
Mid-America Apartment Communities, Inc.	14,200	1,913,166
Minto Apartment Real Estate Investment Trust(b)	40,770	615,106
Sun Communities, Inc.	14,163	2,152,068
UDR, Inc.	38,050	1,566,519

		16,634,187

Retail REITs – 12.0%
AEON REIT Investment Corp.	378	528,024
Brixmor Property Group, Inc.	82,130	1,616,318
CapitaLand Integrated Commercial Trust	598,060	936,029

Company	Shares	U.S. $ Value

Eurocommercial Properties NV(c)	39,400	$835,207
Kenedix Retail REIT Corp.	120	306,327
Kimco Realty Corp.	29,860	547,334
Link REIT	173,261	1,635,495
Mercialys SA	54,930	597,271
National Retail Properties, Inc.	23,790	1,042,954
NETSTREIT Corp.	25,363	445,628
Simon Property Group, Inc.	27,018	3,050,872
SITE Centers Corp.	79,810	1,064,665
Vicinity Centres	1,085,353	1,367,437

		13,973,561

Specialized REITs – 7.0%
CubeSmart	42,570	1,573,387
Digital Realty Trust, Inc.	22,605	3,045,572
MGM Growth Properties LLC - Class A	35,380	1,168,248
National Storage Affiliates Trust	43,550	1,678,852
Safestore Holdings PLC	62,760	698,540

		8,164,599

		109,868,243

Consumer Durables & Apparel – 1.2%
Homebuilding – 1.2%
Persimmon PLC	16,930	613,465
PulteGroup, Inc.	17,240	777,697

		1,391,162

Materials – 1.2%
Construction Materials – 1.2%
Breedon Group PLC(c)	396,910	515,373
Fletcher Building Ltd.	129,530	604,097
Grupo Cementos de Chihuahua SAB de CV	43,350	270,034

		1,389,504

Consumer Services – 0.9%
Hotels, Resorts & Cruise Lines – 0.6%
Hilton Grand Vacations, Inc.(c)	18,848	744,684

Leisure Facilities – 0.3%
Planet Fitness, Inc.(c)	3,930	338,334

		1,083,018

Transportation – 0.8%
Highways & Railtracks – 0.8%
Transurban Group	100,757	998,525

Software & Services – 0.4%
Internet Services & Infrastructure – 0.4%
GDS Holdings Ltd. (ADR)(a) (c)	4,340	443,374

Total Common Stocks (cost $95,595,086)		115,173,826

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Time Deposits – 0.8%
BBH, Grand Cayman
(1.35)%, 03/01/2021	CHF	10	$11,008
(0.32)%, 03/01/2021	JPY	1,248	11,712
(0.29)%, 03/01/2021	SEK	97	11,512
(0.08)%, 03/01/2021	NOK	97	11,182
(0.06)%, 03/01/2021	AUD	81	62,544
0.00%, 03/01/2021	HKD	93	11,935
0.01%, 03/01/2021	CAD	44	34,186
0.01%, 03/01/2021	NZD	15	11,193
0.05%, 03/01/2021	SGD	15	11,210
Citibank, London
(0.71)%, 03/01/2021	EUR	526	634,501
0.00% 03/01/2021	GBP	34	47,878

Total Time Deposits (cost $858,861)			858,861

	Shares

Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $781,763)		781,763	781,763

Total Short-Term Investments (cost $1,640,624)			1,640,624

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $97,235,710)			116,814,450

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $960,269)		960,269	960,269

Total Investments – 101.1% (cost $98,195,979)(g)			117,774,719
Other assets less liabilities – (1.1)%			(1,228,250)

Net Assets – 100.0%			$116,546,469

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	NZD	416	USD	300	03/05/2021	$(120)
Brown Brothers Harriman & Co.	EUR	324	USD	389	03/17/2021	(2,564)
Brown Brothers Harriman & Co.	EUR	237	USD	288	03/17/2021	1,918
Brown Brothers Harriman & Co.	USD	1,020	EUR	831	03/17/2021	(17,076)
Brown Brothers Harriman & Co.	GBP	217	USD	298	04/09/2021	(4,438)
Brown Brothers Harriman & Co.	USD	783	GBP	552	04/09/2021	(13,331)
Brown Brothers Harriman & Co.	NOK	2,524	USD	297	04/15/2021	5,968
Brown Brothers Harriman & Co.	SEK	4,370	USD	527	04/15/2021	9,411
Brown Brothers Harriman & Co.	USD	567	NOK	4,851	04/15/2021	(7,165)
Brown Brothers Harriman & Co.	MXN	8,685	USD	420	04/16/2021	7,446
Brown Brothers Harriman & Co.	CNH	3,707	USD	570	04/22/2021	177
Brown Brothers Harriman & Co.	CHF	554	USD	614	05/06/2021	3,801
Citibank, NA	USD	1,706	SGD	2,251	03/11/2021	(18,399)
Citibank, NA	EUR	509	USD	616	03/17/2021	1,738
Citibank, NA	USD	1,085	CHF	964	05/06/2021	(23,691)
Morgan Stanley & Co. LLC	USD	1,196	SEK	9,972	04/15/2021	(14,194)
Morgan Stanley & Co. LLC	JPY	112,474	USD	1,062	05/20/2021	5,480
UBS AG	EUR	2,069	USD	2,527	03/17/2021	30,095

						$(34,944)

(a)	Represents entire or partial securities out on loan.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2021, the aggregate market value of these securities amounted to $2,537,785 or 2.2% of net assets.

(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Affiliated investments.
(g)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,841,098 and gross unrealized depreciation of investments was $(2,297,302), resulting in net unrealized appreciation of $19,543,796.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD – Australian Dollar

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

February 28, 2021 (unaudited)

52.4%	United States
12.0%	Japan
6.3%	Hong Kong
6.2%	Germany
5.2%	United Kingdom
3.5%	Australia
2.9%	Canada
1.8%	Singapore
1.5%	Sweden
1.4%	France
1.0%	Spain
0.8%	China
0.8%	Austria
2.8%	Other
1.4%	Short-Term

100.0%	Total Investments

1

All data are as of February 28, 2021. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.7% or less in the following: Belgium, Finland, Mexico, Netherlands and New Zealand.

AB Global Real Estate Investment Fund

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Real Estate	$65,055,905	$44,812,338		$-0-	$109,868,243
Consumer Durables & Apparel	777,697	613,465		-0-	1,391,162
Materials	785,407	604,097		-0-	1,389,504
Consumer Services	1,083,018	-0-		-0-	1,083,018
Transportation	-0-	998,525		-0-	998,525
Software & Services	443,374	-0-		-0-	443,374
Short-Term Investments:
Time Deposits	-0-	858,861		-0-	858,861
Investment Companies	781,763	-0-		-0-	781,763
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	960,269	-0-		-0-	960,269

Total Investments in Securities	69,887,433	47,887,286	+	-0-	117,774,719

Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	66,034		-0-	66,034
Liabilities
Forward Currency Exchange Contracts	-0-	(100,978)		-0-	(100,978)

Total	$69,887,433	$47,852,342		$-0-	$117,739,775

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/20 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 2/28/21 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,306	$5,473	$5,997	$782	$0	*
Government Money Market Portfolio**.	1,932	5,057	6,029	960	0	*
Total				$1,742	$0	*

*	Amount is less than $500.
**	Investment of cash collateral for securities lending transactions.